Summary of Significant Accounting Policies - Summary of Sponsorship Funding Payments (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Beginning balance	$ 3,493,284	$ 0
Amounts incurred	932,000	3,526,927
Recorded sponsor funding reduction	(598,000)	(33,643)
Ending balance	$ 3,827,000	$ 3,493,284